FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
As of March 31, 2022 and December 31, 2021 the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$542,406	$—	$—	$542,406
Total	$542,406	$—	$—	$542,406
Liabilities:
Other current liabilities:
Contingent consideration	$—	$—	$5,500	$5,500
Other non-current liabilities:
Contingent consideration	—	—	4,300	4,300
Total	$—	$—	$9,800	$9,800

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$635,269	$—	$—	$635,269
Total	$635,269	$—	$—	$635,269
Liabilities:
Other non-current liabilities:
Public and Private Warrants (Note 11)	$58,227	$—	$—	$58,227
Total	$58,227	$—	$—	$58,227

As of December 31, 2021 and 2020, the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$635,269	$—	$—	$635,269

Total	$635,269	$—	$—	$635,269

Liabilities:
Other non-current liabilities:
Public and Private Warrants (Note 11)	$58,227	$—	$—	$58,227

Total	$58,227	$—	$—	$58,227

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$49,869	$—	$—	$49,869

Total	$49,869	$—	$—	$49,869

Liabilities:
Other non-current liabilities:
Warrants-preferred stock (Note 11)	$—	$—	$3,899	$3,899

Total	$—	$—	$3,899	$3,899

Summary of Warrant Liabilities Measured at Fair Value	The change in the warrant liabilities measured at fair value using level three unobservable inputs is as follows for the years ended December 31, 2021 and 2020:

Balance, at January 1, 2020	$1,284
Cost of warrants vesting during the year	198
Change in fair value included in earnings	2,417

Balance, at December 31, 2020	3,899
Cost of warrants vesting during the period	352
Change in fair value included in earnings	5,238
Exercise of warrants to purchase Legacy Rocket Lab Series C and D preferred stock	(6,514)
Exchange of warrants to purchase Legacy Rocket Lab Series B preferred stock to common stock warrants	(2,975)

Balance, at December 31, 2021	$—